ACCUMULATED LOSSES (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Retained earnings [abstract]
Balance at beginning of the year	$ (109,230,725)	$ (73,882,050)	$ (52,196,828)
Net loss for the year	(66,767,762)	(35,348,675)	(21,843,646)
Adjustment for expiry of employee rights	0	0	158,424
Balance at June 30	$ (175,998,487)	$ (109,230,725)	$ (73,882,050)